SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Assumptions Used

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Schedule of Stock Options
Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2015	7,949,358	US$	2.90	US$	0.71	5.37	—
Granted	—		—		—	—	—
Exercised	—		—		—	—	—
Forfeited	(20,000)	US$	2.04	US$	0.65	6.13	—
Outstanding, December 31, 2015	7,929,358	US$	2.90	US$	0.71	5.37	—
Expected to vest, December 31, 2015	7,756,378	US$	2.92	US$	0.72	5.44	—
Exercisable at December 31, 2015	5,961,377	US$	2.90	US$	0.71	5.37	—

Summary of Restricted Shares

Grant Date	Number of Awards	Fair Value per Share at the Grant date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44

Schedule of Share-Based Compensation Expense

	For the Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
General and administrative expenses	6,541	6,605	7,304	1,127
Selling expenses	2,263	744	780	120
	8,804	7,349	8,084	1,247

Restricted shares [Member]
Summary of Restricted Shares
	Numbers of shares	Weighted average grant date fair value
	RMB	US$
Outstanding, January 1, 2015	1,460,946	1.96
Forfeited	(44,610)	1.93
Outstanding, December 31, 2015	1,416,336	1.96
Expected to vest, December 31, 2015	1,416,336	1.96